LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.48%
Aerospace & Defense–1.67%
†Boeing	167,689	$ 42,713,742
General Dynamics	71,480	12,977,909
†Howmet Aerospace	119,960	3,854,315
Huntington Ingalls Industries	12,400	2,552,540
L3Harris Technologies	62,406	12,648,448
Lockheed Martin	75,702	27,971,889
Northrop Grumman	47,633	15,415,944
Raytheon Technologies	466,771	36,067,395
†Teledyne Technologies	11,300	4,674,245
Textron	70,322	3,943,658
†TransDigm Group	16,700	9,818,264
		172,638,349
Air Freight & Logistics–0.66%
CH Robinson Worldwide	41,827	3,991,551
Expeditors International of Washington	51,976	5,597,295
FedEx	74,203	21,076,620
United Parcel Service Class B	219,824	37,367,882
		68,033,348
Airlines–0.31%
†Alaska Air Group	38,000	2,629,980
†American Airlines Group	169,900	4,060,610
†Delta Air Lines	196,000	9,462,880
†Southwest Airlines	181,381	11,075,124
†United Airlines Holdings	89,900	5,172,846
		32,401,440
Auto Components–0.14%
†Aptiv	83,024	11,449,010
BorgWarner	69,198	3,208,019
		14,657,029
Automobiles–1.88%
†Ford Motor	1,200,902	14,711,049
†General Motors	387,106	22,243,111
†Tesla	235,100	157,030,343
		193,984,503
Banks–4.45%
Bank of America	2,325,101	89,958,158
Citigroup	639,862	46,549,961
Citizens Financial Group	131,300	5,796,895
Comerica	42,752	3,067,029
Fifth Third Bancorp	218,967	8,200,314
First Republic Bank	53,500	8,921,125
Huntington Bancshares	312,620	4,914,386
JPMorgan Chase & Co.	932,860	142,009,278
KeyCorp	300,094	5,995,878
M&T Bank	39,385	5,971,160
People's United Financial	132,717	2,375,634
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	130,246	$ 22,846,451
Regions Financial	295,214	6,099,121
†SVB Financial Group	15,900	7,849,194
Truist Financial	414,342	24,164,425
US Bancorp	416,356	23,028,650
Wells Fargo & Co.	1,262,082	49,309,544
Zions Bancorp	50,442	2,772,292
		459,829,495
Beverages–1.47%
Brown-Forman Class B	56,050	3,865,768
Coca-Cola	1,188,697	62,656,219
Constellation Brands Class A	52,135	11,886,780
†Molson Coors Beverage Class B	57,817	2,957,339
†Monster Beverage	113,551	10,343,361
PepsiCo	422,875	59,815,669
		151,525,136
Biotechnology–1.81%
AbbVie	539,249	58,357,527
†Alexion Pharmaceuticals	67,305	10,291,607
Amgen	176,557	43,929,147
†Biogen	46,249	12,938,158
Gilead Sciences	385,249	24,898,643
†Incyte	57,200	4,648,644
†Regeneron Pharmaceuticals	32,262	15,264,443
†Vertex Pharmaceuticals	79,900	17,169,711
		187,497,880
Building Products–0.50%
Allegion	28,325	3,558,186
AO Smith	41,600	2,812,576
Carrier Global	250,361	10,570,241
Fortune Brands Home & Security	42,700	4,091,514
Johnson Controls International	222,489	13,275,919
Masco	80,421	4,817,218
Trane Technologies	73,775	12,214,189
		51,339,843
Capital Markets–2.88%
Ameriprise Financial	36,282	8,433,751
Bank of New York Mellon	244,603	11,567,276
BlackRock	43,591	32,865,870
Cboe Global Markets	33,200	3,276,508
Charles Schwab	458,425	29,880,141
CME Group	110,353	22,537,393
Franklin Resources	83,756	2,479,178
Goldman Sachs Group	104,986	34,330,422
Intercontinental Exchange	172,530	19,268,150
Invesco	115,639	2,916,416
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings	11,700	$ 5,825,664
Moody's	49,642	14,823,598
Morgan Stanley	457,788	35,551,816
MSCI	25,500	10,691,640
Nasdaq	35,277	5,201,946
Northern Trust	63,984	6,725,358
Raymond James Financial	37,500	4,596,000
S&P Global	73,979	26,104,970
State Street	108,390	9,105,844
T. Rowe Price Group	69,635	11,949,366
		298,131,307
Chemicals–1.86%
Air Products & Chemicals	67,899	19,102,705
Albemarle	34,300	5,011,573
Celanese	35,900	5,378,179
CF Industries Holdings	65,790	2,985,550
Corteva	228,927	10,672,577
Dow	227,927	14,573,652
DuPont de Nemours	164,849	12,739,531
Eastman Chemical	41,627	4,583,965
Ecolab	76,357	16,345,743
FMC	39,901	4,413,450
International Flavors & Fragrances	76,404	10,666,762
Linde	160,280	44,900,839
LyondellBasell Industries Class A	78,980	8,217,869
Mosaic	106,047	3,352,146
PPG Industries	72,556	10,902,265
Sherwin-Williams	24,716	18,240,655
		192,087,461
Commercial Services & Supplies–0.39%
Cintas	27,008	9,218,100
†Copart	63,900	6,940,179
Republic Services	64,637	6,421,686
Rollins	68,025	2,341,421
Waste Management	119,471	15,414,148
		40,335,534
Communications Equipment–0.85%
†Arista Networks	16,700	5,041,563
Cisco Systems	1,289,524	66,681,286
†F5 Networks	18,896	3,942,084
Juniper Networks	101,304	2,566,030
Motorola Solutions	52,102	9,797,781
		88,028,744
Construction & Engineering–0.04%
Quanta Services	42,687	3,755,602
		3,755,602
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.13%
Martin Marietta Materials	19,100	$ 6,414,162
Vulcan Materials	40,763	6,878,756
		13,292,918
Consumer Finance–0.60%
American Express	200,450	28,351,648
Capital One Financial	140,530	17,879,632
Discover Financial Services	94,211	8,949,103
Synchrony Financial	166,868	6,784,853
		61,965,236
Containers & Packaging–0.34%
Amcor	482,008	5,629,853
Avery Dennison	25,643	4,709,337
Ball	100,556	8,521,115
International Paper	120,801	6,531,710
Packaging Corp. of America	29,100	3,913,368
Sealed Air	47,397	2,171,731
WestRock	80,718	4,201,372
		35,678,486
Distributors–0.13%
Genuine Parts	44,341	5,125,376
†LKQ	86,100	3,644,613
Pool	12,300	4,246,452
		13,016,441
Diversified Financial Services–1.44%
†Berkshire Hathaway Class B	583,769	149,135,466
		149,135,466
Diversified Telecommunication Services–1.39%
AT&T	2,178,340	65,938,352
Lumen Technologies	303,477	4,051,418
Verizon Communications	1,264,158	73,510,788
		143,500,558
Electric Utilities–1.68%
Alliant Energy	77,900	4,219,064
American Electric Power	152,578	12,923,357
Duke Energy	235,648	22,747,102
Edison International	116,304	6,815,414
Entergy	61,572	6,124,567
Evergy	69,699	4,149,182
Eversource Energy	105,374	9,124,335
Exelon	299,856	13,115,701
FirstEnergy	166,706	5,783,031
NextEra Energy	598,132	45,224,761
NRG Energy	75,055	2,831,825
Pinnacle West Capital	34,583	2,813,327
PPL	236,298	6,814,834
Southern	324,626	20,178,752
Xcel Energy	161,477	10,739,835
		173,605,087

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.56%
AMETEK	70,700	$ 9,030,511
Eaton	122,517	16,941,651
Emerson Electric	183,830	16,585,142
†Generac Holdings	18,900	6,188,805
Rockwell Automation	35,690	9,473,554
		58,219,663
Electronic Equipment, Instruments & Components–0.67%
Amphenol Class A	183,864	12,129,508
CDW	43,900	7,276,425
Corning	234,760	10,214,408
FLIR Systems	40,350	2,278,564
†IPG Photonics	11,000	2,320,340
†Keysight Technologies	56,900	8,159,460
TE Connectivity	101,611	13,118,996
†Trimble	76,900	5,982,051
†Zebra Technologies Class A	16,400	7,956,952
		69,436,704
Energy Equipment & Services–0.23%
Baker Hughes	210,797	4,555,323
Halliburton	271,637	5,829,330
†NOV	119,290	1,636,659
Schlumberger	427,773	11,631,148
		23,652,460
Entertainment–2.10%
Activision Blizzard	237,500	22,087,500
Electronic Arts	87,179	11,801,421
†Live Nation Entertainment	43,900	3,716,135
†Netflix	135,300	70,580,598
†Take-Two Interactive Software	35,400	6,255,180
†Walt Disney	554,735	102,359,702
		216,800,536
Equity Real Estate Investment Trusts–2.37%
Alexandria Real Estate Equities	38,100	6,259,830
American Tower	136,503	32,632,407
AvalonBay Communities	42,948	7,924,336
Boston Properties	43,512	4,406,025
Crown Castle International	132,565	22,818,413
Digital Realty Trust	86,100	12,126,324
Duke Realty	114,300	4,792,599
Equinix	27,342	18,581,350
Equity Residential	105,242	7,538,485
Essex Property Trust	20,000	5,436,800
Extra Space Storage	39,700	5,262,235
Federal Realty Investment Trust	21,600	2,191,320
Four Corners Property Trust	1	27
Healthpeak Properties	165,423	5,250,526
†Host Hotels & Resorts	216,751	3,652,254
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain	88,600	$ 3,279,086
Kimco Realty	132,945	2,492,719
Mid-America Apartment Communities	35,100	5,067,036
Prologis	227,187	24,081,822
Public Storage	46,751	11,536,277
Realty Income	107,900	6,851,650
Regency Centers	48,500	2,750,435
SBA Communications	33,100	9,186,905
Simon Property Group	101,148	11,507,608
UDR	90,500	3,969,330
Ventas	115,095	6,139,167
Vornado Realty Trust	49,074	2,227,469
Welltower	128,301	9,190,201
Weyerhaeuser	229,407	8,166,889
		245,319,525
Food & Staples Retailing–1.33%
Costco Wholesale	135,648	47,813,207
Kroger	230,146	8,282,955
Sysco	156,518	12,324,227
Walgreens Boots Alliance	220,862	12,125,324
Walmart	423,295	57,496,160
		138,041,873
Food Products–0.97%
Archer-Daniels-Midland	171,023	9,748,311
Campbell Soup	62,250	3,129,308
Conagra Brands	150,152	5,645,715
General Mills	187,912	11,522,764
Hershey	45,330	7,169,393
Hormel Foods	86,272	4,122,076
JM Smucker	32,747	4,143,478
Kellogg	78,177	4,948,604
Kraft Heinz	199,124	7,964,960
Lamb Weston Holdings	45,000	3,486,600
McCormick & Co Non-Voting Shares	76,438	6,815,212
Mondelez International Class A	430,908	25,221,045
Tyson Foods Class A	90,350	6,713,005
		100,630,471
Gas Utilities–0.04%
Atmos Energy	38,700	3,825,495
		3,825,495
Health Care Equipment & Supplies–3.61%
Abbott Laboratories	541,080	64,843,027
†ABIOMED	13,900	4,430,347
†Align Technology	22,100	11,967,813
Baxter International	153,322	12,931,177
Becton Dickinson & Co.	89,113	21,667,826
†Boston Scientific	430,887	16,653,783

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Cooper	15,100	$ 5,799,759
Danaher	194,301	43,733,269
DENTSPLY SIRONA	67,175	4,286,437
†DexCom	29,500	10,602,005
†Edwards Lifesciences	191,548	16,021,075
†Hologic	79,000	5,876,020
†IDEXX Laboratories	26,200	12,819,922
†Intuitive Surgical	36,169	26,726,721
Medtronic	413,696	48,869,908
ResMed	44,500	8,633,890
STERIS	26,200	4,990,576
Stryker	100,512	24,482,713
Teleflex	14,300	5,941,078
†Varian Medical Systems	28,032	4,948,489
West Pharmaceutical Services	22,700	6,396,406
Zimmer Biomet Holdings	63,690	10,195,495
		372,817,736
Health Care Providers & Services–2.67%
AmerisourceBergen	45,178	5,334,166
Anthem	74,688	26,809,258
Cardinal Health	90,161	5,477,281
†Centene	178,174	11,387,100
Cigna	107,402	25,963,359
CVS Health	402,242	30,260,666
†DaVita	22,728	2,449,397
HCA Healthcare	81,100	15,274,374
†Henry Schein	43,900	3,039,636
Humana	39,232	16,448,016
†Laboratory Corp of America Holdings	29,947	7,637,383
McKesson	49,394	9,633,806
Quest Diagnostics	41,411	5,314,688
UnitedHealth Group	289,346	107,656,966
Universal Health Services Class B	23,900	3,188,021
		275,874,117
Health Care Technology–0.07%
Cerner	94,229	6,773,181
		6,773,181
Hotels, Restaurants & Leisure–2.14%
†Booking Holdings	12,575	29,297,738
†Caesars Entertainment	62,700	5,483,115
†Carnival	228,591	6,066,805
†Chipotle Mexican Grill	8,622	12,250,310
Darden Restaurants	40,130	5,698,460
Domino's Pizza	12,100	4,450,259
†Expedia Group	41,749	7,185,838
†Hilton Worldwide Holdings	85,300	10,314,476
†Las Vegas Sands	100,900	6,130,684
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Marriott International Class A	81,727	$ 12,104,586
McDonald's	227,618	51,018,299
MGM Resorts International	126,000	4,786,740
†Norwegian Cruise Line Holdings	97,600	2,692,784
†Penn National Gaming	44,700	4,686,348
†Royal Caribbean Cruises	66,000	5,650,260
Starbucks	360,706	39,414,345
†Wynn Resorts	31,950	4,005,571
Yum! Brands	92,724	10,030,882
		221,267,500
Household Durables–0.44%
DR Horton	101,874	9,079,011
Garmin	45,824	6,041,895
Leggett & Platt	41,536	1,896,118
Lennar Class A	84,543	8,558,288
†Mohawk Industries	18,400	3,538,504
Newell Brands	116,103	3,109,238
†NVR	1,070	5,040,695
PulteGroup	82,441	4,323,206
Whirlpool	19,208	4,232,483
		45,819,438
Household Products–1.46%
Church & Dwight	76,400	6,673,540
Clorox	38,785	7,480,851
Colgate-Palmolive	260,152	20,507,782
Kimberly-Clark	102,631	14,270,841
Procter & Gamble	753,731	102,077,789
		151,010,803
Independent Power and Renewable Electricity Producers–0.05%
AES	204,415	5,480,366
		5,480,366
Industrial Conglomerates–1.24%
3M	177,271	34,156,576
General Electric	2,692,183	35,348,363
Honeywell International	212,572	46,143,004
Roper Technologies	32,264	13,013,362
		128,661,305
Insurance–1.91%
Aflac	196,322	10,047,760
Allstate	93,472	10,739,933
American International Group	264,744	12,233,820
Aon Class A	53,554	12,323,311
Arthur J. Gallagher & Co.	59,100	7,373,907
Assurant	18,216	2,582,482
Chubb	137,046	21,649,157
Cincinnati Financial	45,975	4,739,563

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Everest Re Group	12,300	$ 3,048,063
Globe Life	29,579	2,858,219
Hartford Financial Services Group	110,089	7,352,844
✱Lincoln National	55,836	3,476,908
Loews	71,808	3,682,314
Marsh & McLennan	155,869	18,984,844
MetLife	230,415	14,006,928
Principal Financial Group	78,533	4,708,839
Progressive	180,018	17,211,521
Prudential Financial	121,725	11,089,147
Travelers	77,806	11,702,022
Unum Group	62,611	1,742,464
Willis Towers Watson	55,201	12,634,405
WR Berkley	43,300	3,262,655
		197,451,106
Interactive Media & Services–5.84%
†Alphabet Class A	91,920	189,586,838
†Alphabet Class C	88,098	182,242,166
†Facebook Class A	735,500	216,626,815
†Twitter	244,400	15,551,172
		604,006,991
Internet & Direct Marketing Retail–4.11%
†Amazon.com	130,858	404,885,121
eBay	196,044	12,005,734
†Etsy	38,800	7,824,796
		424,715,651
IT Services–5.15%
Accenture Class A	193,667	53,500,509
†Akamai Technologies	50,003	5,095,306
Automatic Data Processing	130,368	24,570,457
Broadridge Financial Solutions	35,500	5,435,050
Cognizant Technology Solutions Class A	161,016	12,578,570
†DXC Technology	78,150	2,442,969
Fidelity National Information Services	190,689	26,812,780
†Fiserv	176,724	21,037,225
†FleetCor Technologies	25,600	6,876,928
†Gartner	27,400	5,001,870
Global Payments	89,945	18,131,113
International Business Machines	273,863	36,494,983
Jack Henry & Associates	23,500	3,565,420
Mastercard Class A	268,420	95,570,941
Paychex	98,376	9,642,816
†PayPal Holdings	358,444	87,044,541
†VeriSign	30,887	6,139,100
Visa Class A	519,228	109,936,145
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Western Union	126,887	$ 3,129,033
		533,005,756
Leisure Products–0.04%
Hasbro	39,184	3,766,366
		3,766,366
Life Sciences Tools & Services–1.13%
Agilent Technologies	94,037	11,955,864
†Bio-Rad Laboratories Class A	6,600	3,769,722
†Illumina	44,900	17,244,294
†IQVIA Holdings	58,900	11,375,946
†Mettler-Toledo International	7,100	8,205,399
PerkinElmer	34,375	4,409,969
Thermo Fisher Scientific	120,453	54,972,340
†Waters	19,116	5,432,194
		117,365,728
Machinery–1.82%
Caterpillar	166,981	38,717,884
Cummins	45,529	11,797,019
Deere & Co.	96,300	36,029,682
Dover	44,251	6,068,140
Fortive	103,671	7,323,319
IDEX	23,300	4,877,156
Illinois Tool Works	88,519	19,608,729
†Ingersoll Rand	114,281	5,623,768
Otis Worldwide	125,180	8,568,571
PACCAR	106,455	9,891,799
Parker-Hannifin	39,582	12,485,350
Pentair	51,094	3,184,178
Snap-on	16,675	3,847,590
Stanley Black & Decker	49,240	9,831,751
Westinghouse Air Brake Technologies	55,009	4,354,512
Xylem	55,373	5,824,132
		188,033,580
Media–1.32%
†Charter Communications Class A	43,200	26,655,264
Comcast Class A	1,396,544	75,566,996
†Discovery Class A	49,243	2,140,101
†Discovery Class C	91,255	3,366,397
†DISH Network Class A	76,013	2,751,671
Fox Class A	103,719	3,745,293
Fox Class B	47,566	1,661,480
Interpublic Group	119,880	3,500,496
News Class A	119,690	3,043,717
News Class B	38,200	896,172
Omnicom Group	66,097	4,901,092
ViacomCBS Class B	173,600	7,829,360
		136,058,039

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.36%
†Freeport-McMoRan	446,561	$ 14,705,254
Newmont	246,932	14,882,592
Nucor	92,743	7,444,480
		37,032,326
Multiline Retail–0.52%
Dollar General	75,329	15,263,162
†Dollar Tree	72,283	8,273,512
Target	153,938	30,490,500
		54,027,174
Multi-Utilities–0.80%
Ameren	76,001	6,183,441
CenterPoint Energy	168,135	3,808,258
CMS Energy	88,038	5,389,686
Consolidated Edison	105,112	7,862,378
Dominion Energy	246,952	18,758,474
DTE Energy	59,492	7,920,765
NiSource	117,795	2,840,037
Public Service Enterprise Group	155,489	9,361,993
Sempra Energy	88,688	11,758,255
WEC Energy Group	96,958	9,074,299
		82,957,586
Oil, Gas & Consumable Fuels–2.55%
APA	116,026	2,076,865
Cabot Oil & Gas	122,496	2,300,475
Chevron	588,316	61,649,634
ConocoPhillips	416,252	22,048,868
Devon Energy	177,114	3,869,941
Diamondback Energy	49,100	3,608,359
EOG Resources	179,302	13,004,774
Exxon Mobil	1,293,310	72,205,497
Hess	84,020	5,945,255
HollyFrontier	45,800	1,638,724
Kinder Morgan	598,381	9,963,044
Marathon Oil	240,129	2,564,578
Marathon Petroleum	199,930	10,694,256
Occidental Petroleum	257,538	6,855,662
ONEOK	136,577	6,918,991
Phillips 66	134,271	10,948,457
Pioneer Natural Resources	62,414	9,912,592
Valero Energy	125,345	8,974,702
Williams	373,018	8,836,796
		264,017,470
Personal Products–0.20%
Estee Lauder Class A	69,667	20,262,647
		20,262,647
Pharmaceuticals–3.65%
Bristol-Myers Squibb	684,866	43,235,591
†Catalent	50,600	5,328,686
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Eli Lilly & Co	244,028	$ 45,589,311
Johnson & Johnson	804,781	132,265,757
Merck & Co.	772,681	59,565,978
Perrigo	43,151	1,746,321
Pfizer	1,708,248	61,889,825
†Viatris	370,751	5,179,392
Zoetis	146,021	22,995,387
		377,796,248
Professional Services–0.40%
Equifax	37,418	6,777,523
IHS Markit	114,500	11,081,310
Jacobs Engineering Group	39,834	5,149,341
Leidos Holdings	41,100	3,957,108
Nielsen Holdings	109,700	2,758,955
Robert Half International	35,017	2,733,777
Verisk Analytics	50,000	8,834,500
		41,292,514
Real Estate Management & Development–0.08%
†CBRE Group Class A	103,076	8,154,342
		8,154,342
Road & Rail–1.03%
CSX	232,204	22,389,110
JB Hunt Transport Services	25,700	4,319,399
Kansas City Southern	27,438	7,241,437
Norfolk Southern	76,732	20,604,076
Old Dominion Freight Line	29,600	7,116,136
Union Pacific	204,702	45,118,368
		106,788,526
Semiconductors & Semiconductor Equipment–5.54%
†Advanced Micro Devices	369,600	29,013,600
Analog Devices	82,374	12,774,560
Applied Materials	280,653	37,495,241
Broadcom	124,285	57,625,983
†Enphase Energy	38,800	6,291,808
Intel	1,243,328	79,572,992
KLA	47,421	15,667,898
Lam Research	43,850	26,101,274
†Maxim Integrated Products	133,174	12,168,108
Microchip Technology	80,003	12,418,066
†Micron Technology	342,159	30,181,845
Monolithic Power Systems	13,000	4,591,730
NVIDIA	189,510	101,185,074
NXP Semiconductors	84,400	16,993,096
†Qorvo	35,100	6,412,770
QUALCOMM	347,624	46,091,466
Skyworks Solutions	51,000	9,357,480
Teradyne	51,000	6,205,680
Texas Instruments	282,124	53,318,615
†Xilinx	75,355	9,336,485
		572,803,771

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–8.25%
†Adobe	146,400	$ 69,594,168
†ANSYS	26,400	8,964,384
†Autodesk	67,603	18,736,172
†Cadence Design Systems	85,700	11,740,043
Citrix Systems	37,856	5,313,468
†Fortinet	41,400	7,634,988
Intuit	83,640	32,039,138
Microsoft	2,306,788	543,871,407
NortonLifeLock	178,125	3,786,938
Oracle	566,778	39,770,812
†Paycom Software	15,100	5,587,906
†Salesforce.com	281,236	59,585,471
†ServiceNow	60,000	30,006,600
†Synopsys	46,900	11,620,882
†Tyler Technologies	12,400	5,264,172
		853,516,549
Specialty Retail–2.29%
Advance Auto Parts	19,500	3,578,055
†AutoZone	6,727	9,446,726
Best Buy	70,877	8,137,388
†CarMax	50,409	6,687,258
†Gap	63,450	1,889,541
Home Depot	328,985	100,422,671
†L Brands	72,043	4,456,580
Lowe's	223,097	42,428,588
†O'Reilly Automotive	21,257	10,782,613
Ross Stores	109,426	13,121,272
TJX	368,992	24,408,821
Tractor Supply	35,800	6,339,464
†Ulta Beauty	17,300	5,348,641
		237,047,618
Technology Hardware, Storage & Peripherals–6.03%
Apple	4,826,656	589,576,030
Hewlett Packard Enterprise	395,576	6,226,366
HP	380,376	12,076,938
NetApp	68,643	4,988,287
Seagate Technology	60,272	4,625,876
†Western Digital	93,534	6,243,395
		623,736,892
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.69%
Hanesbrands	107,100	$ 2,106,657
NIKE Class B	385,668	51,251,420
†PVH	22,033	2,328,888
†Ralph Lauren	14,772	1,819,320
†Tapestry	85,234	3,512,493
†Under Armour Class A	57,900	1,283,064
†Under Armour Class C	59,852	1,104,868
VF	98,252	7,852,300
		71,259,010
Tobacco–0.69%
Altria Group	571,201	29,222,643
Philip Morris International	475,216	42,170,668
		71,393,311
Trading Companies & Distributors–0.21%
Fastenal	176,406	8,869,694
†United Rentals	22,200	7,310,682
WW Grainger	13,253	5,313,525
		21,493,901
Water Utilities–0.08%
American Water Works	55,700	8,350,544
		8,350,544
Wireless Telecommunication Services–0.22%
†T-Mobile	179,315	22,466,376
		22,466,376
Total Common Stock (Cost $3,688,124,626)		10,286,871,058

MONEY MARKET FUND–0.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	46,404,645	46,404,645
Total Money Market Fund (Cost $46,404,645)		46,404,645

TOTAL INVESTMENTS–99.93% (Cost $3,734,529,271)	10,333,275,703
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	6,841,221
NET ASSETS APPLICABLE TO 404,611,219 SHARES OUTSTANDING–100.00%	$10,340,116,924

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
304	E-mini S&P 500 Index	$60,304,480	$59,650,086	6/18/21	$654,394	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$10,286,871,058	$—	$—	$10,286,871,058
Money Market Fund	46,404,645	—	—	46,404,645
Total Investments	$10,333,275,703	$—	$—	$10,333,275,703
Derivatives:

Assets:
Futures Contract	$654,394	$—	$—	$654,394
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2021 were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/21	Number of Shares 3/31/21	Dividends	Capital Gain Distributions
Common Stock-0.03%@
Insurance-0.03%@
Lincoln National	$3,050,597	$—	$261,666	$129,393	$558,584	$3,476,908	55,836	$25,467	$—

@ As a percentage of Net Assets as of March 31, 2021.
LVIP SSGA S&P 500 Index Fund–10